Schedule of investments
Delaware Premium Income Fund
June 30, 2022 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 113.60%♦
Communication Services — 7.78%
Alphabet Class A ~, †	600	$ 1,307,556
Comcast Class A ~	27,600	1,083,024
Meta Platforms Class A ~, †	5,900	951,375
		3,341,955
Consumer Discretionary — 13.82%
Booking Holdings ~, †	500	874,495
Darden Restaurants ~	9,800	1,108,576
Home Depot ~	5,900	1,618,193
TJX ~	16,800	938,280
Whirlpool ~	9,000	1,393,830
		5,933,374
Consumer Staples — 9.12%
Constellation Brands Class A ~	8,500	1,981,010
Mondelez International Class A ~	22,700	1,409,443
Sysco ~	6,200	525,202
		3,915,655
Energy — 7.12%
Chevron ~	12,300	1,780,794
Exxon Mobil ~	14,900	1,276,036
		3,056,830
Financials — 14.03%
American Express ~	9,300	1,289,166
Bank of America ~	44,200	1,375,946
BlackRock ~	3,200	1,948,928
JPMorgan Chase & Co. ~	12,500	1,407,625
		6,021,665
Healthcare — 14.21%
Amgen ~	3,200	778,560
Bristol-Myers Squibb ~	17,700	1,362,900
Medtronic ~	9,300	834,675
Pfizer ~	41,000	2,149,630
UnitedHealth Group ~	1,900	975,897
		6,101,662
Industrials — 13.69%
Boeing ~, †	9,200	1,257,824
CSX ~	59,200	1,720,352
Lockheed Martin ~	2,800	1,203,888
Raytheon Technologies ~	9,800	941,878
United Rentals ~, †	3,100	753,021
		5,876,963
Information Technology — 29.72%
Adobe ~, †	2,100	768,726
Apple ~	12,700	1,736,344
Broadcom ~	8,000	3,886,480
Cisco Systems ~	39,600	1,688,544
Corning ~	49,700	1,566,047
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Information Technology (continued)
Microsoft ~	6,200	$ 1,592,346
Texas Instruments ~	4,000	614,600
Visa Class A ~	4,600	905,694
		12,758,781
Materials — 1.94%
PPG Industries ~	7,300	834,682
		834,682
Utilities — 2.17%
NextEra Energy ~	12,000	929,520
		929,520
Total Common Stocks (cost $44,671,119)		48,771,087

Short-Term Investments — 3.36%
Money Market Mutual Funds — 3.36%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 1.32%)	360,808	360,808
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 1.21%)	360,808	360,808
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 1.39%)	360,808	360,808
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 1.34%)	360,809	360,809
Total Short-Term Investments (cost $1,443,233)		1,443,233
Total Value of Securities Before Options Written—116.96% (cost $46,114,352)		50,214,320
	Number of contracts
Options Written — (16.53%)
Equity Call Options — (16.53%)
Adobe, strike price $350, expiration date 6/16/23, notional amount $(735,000)	(21)	(146,633)
Alphabet, strike price $2,300, expiration date 1/20/23, notional amount $(460,000)	(2)	(38,130)
NQ-QMV [6/22] 8/22 (2351912)    1

Schedule of investments
Delaware Premium Income Fund   (Unaudited)
	Number of contracts	Value (US $)
Options Written (continued)
Equity Call Options (continued)
Alphabet, strike price $2,350, expiration date 1/20/23, notional amount $(940,000)	(4)	$ (67,660)
American Express, strike price $150, expiration date 1/20/23, notional amount $(1,395,000)	(93)	(101,835)
Amgen, strike price $210, expiration date 1/20/23, notional amount $(672,000)	(32)	(124,160)
Apple, strike price $135, expiration date 11/18/22, notional amount $(1,714,500)	(127)	(173,673)
Bank of America, strike price $33, expiration date 3/17/23, notional amount $(1,458,600)	(442)	(117,130)
BlackRock, strike price $530, expiration date 1/20/23, notional amount $(424,000)	(8)	(88,560)
BlackRock, strike price $560, expiration date 1/20/23, notional amount $(1,344,000)	(24)	(217,560)
Boeing, strike price $105, expiration date 3/17/23, notional amount $(388,500)	(37)	(159,933)
Boeing, strike price $115, expiration date 3/17/23, notional amount $(632,500)	(55)	(201,162)
Booking Holdings, strike price $1,950, expiration date 9/16/22, notional amount $(585,000)	(3)	(23,970)
Booking Holdings, strike price $2,100, expiration date 1/20/23, notional amount $(420,000)	(2)	(22,320)
Bristol-Myers Squibb, strike price $62.5, expiration date 1/20/23, notional amount $(1,106,250)	(177)	(284,085)
Broadcom, strike price $510, expiration date 1/20/23, notional amount $(4,080,000)	(80)	(322,400)
	Number of contracts	Value (US $)
Options Written (continued)
Equity Call Options (continued)
Chevron, strike price $115, expiration date 1/20/23, notional amount $(1,414,500)	(123)	$ (424,350)
Cisco Systems, strike price $42, expiration date 1/20/23, notional amount $(1,663,200)	(396)	(153,450)
Comcast, strike price $35, expiration date 1/20/23, notional amount $(966,000)	(276)	(170,430)
Constellation Brands, strike price $200, expiration date 1/20/23, notional amount $(1,700,000)	(85)	(354,875)
Corning, strike price $32, expiration date 1/20/23, notional amount $(1,542,400)	(482)	(137,370)
Corning, strike price $34, expiration date 8/19/22, notional amount $(51,000)	(15)	(1,163)
CSX, strike price $30, expiration date 1/20/23, notional amount $(1,776,000)	(592)	(136,160)
Darden Restaurants, strike price $115, expiration date 1/20/23, notional amount $(736,000)	(64)	(74,240)
Darden Restaurants, strike price $125, expiration date 1/20/23, notional amount $(425,000)	(34)	(24,990)
Exxon Mobil, strike price $75, expiration date 1/20/23, notional amount $(1,117,500)	(149)	(233,557)
Home Depot, strike price $250, expiration date 6/16/23, notional amount $(1,475,000)	(59)	(275,235)
JPMorgan Chase & Co., strike price $105, expiration date 6/16/23, notional amount $(420,000)	(40)	(67,100)

2    NQ-QMV [6/22] 8/22 (2351912)

(Unaudited)
	Number of contracts	Value (US $)
Options Written (continued)
Equity Call Options (continued)
JPMorgan Chase & Co., strike price $110, expiration date 6/16/23, notional amount $(935,000)	(85)	$ (118,575)
Lockheed Martin, strike price $340, expiration date 1/20/23, notional amount $(952,000)	(28)	(276,640)
Medtronic, strike price $90, expiration date 1/20/23, notional amount $(837,000)	(93)	(65,565)
Meta Platforms, strike price $160, expiration date 6/16/23, notional amount $(944,000)	(59)	(200,305)
Microsoft, strike price $225, expiration date 1/20/23, notional amount $(810,000)	(36)	(165,060)
Microsoft, strike price $235, expiration date 6/16/23, notional amount $(611,000)	(26)	(121,225)
Mondelez International, strike price $52.50, expiration date 1/20/23, notional amount $(1,191,750)	(227)	(257,645)
NextEra Energy, strike price $63, expiration date 1/20/23, notional amount $(750,000)	(120)	(205,200)
Pfizer, strike price $45, expiration date 6/16/23, notional amount $(1,845,000)	(410)	(419,225)
PPG Industries, strike price $110, expiration date 1/20/23, notional amount $(803,000)	(73)	(105,120)
Raytheon Technologies, strike price $80, expiration date 1/20/23, notional amount $(400,000)	(50)	(96,625)
Raytheon Technologies, strike price $85, expiration date 1/20/23, notional amount $(408,000)	(48)	(73,080)
Sysco, strike price $65, expiration date 1/20/23, notional amount $(201,500)	(31)	(67,580)
	Number of contracts	Value (US $)
Options Written (continued)
Equity Call Options (continued)
Sysco, strike price $75, expiration date 11/18/22, notional amount $(232,500)	(31)	$ (40,610)
Texas Instruments, strike price $145, expiration date 1/20/23, notional amount $(580,000)	(40)	(76,600)
TJX, strike price $53, expiration date 1/20/23, notional amount $(882,000)	(168)	(129,360)
United Rentals, strike price $300, expiration date 1/20/23, notional amount $(930,000)	(31)	(41,540)
UnitedHealth Group, strike price $410, expiration date 1/20/23, notional amount $(779,000)	(19)	(227,382)
Visa, strike price $180, expiration date 6/16/23, notional amount $(828,000)	(46)	(164,910)
Whirlpool, strike price $170, expiration date 1/20/23, notional amount $(1,530,000)	(90)	(104,400)
Total Options Written (premium received $10,408,994)		$(7,098,778)

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Schedule of investments
Delaware Premium Income Fund   (Unaudited)
Value (US $)

Liabilities Net of Receivables and Other Assets—(0.43%)	(184,592)
Net Assets Applicable to 4,279,652 Shares Outstanding—100.00%	$42,930,950
♦	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
~	All or portion of the security has been pledged as collateral with outstanding options written.
†	Non-income producing security.
Summary of abbreviations:
GS – Goldman Sachs

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